STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended							3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended		84 Months Ended
	Nov. 27, 2020	Jul. 30, 2020	Apr. 30, 2021	Mar. 31, 2021	Nov. 30, 2020	May 31, 2020	Jan. 31, 2020	Jul. 31, 2019	Apr. 30, 2019	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020	Oct. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2020	Feb. 21, 2019
Subsidiary, Sale of Stock [Line Items]
Common stock, par value												$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Pre-funded warrants to purchase common shares								13,656,000
Number of warrants to purchase common stock												398,226		398,226	30,225,397		398,226	432,142	398,226
Warrants exercise price						$ 0.64						$ 0.372		$ 0.372			$ 0.372	$ 0.372	$ 0.372
Common stock, authorized												170,000,000		170,000,000	170,000,000		170,000,000	170,000,000	170,000,000
Proceeds from sale of common shares														$ 2,489,104
Net proceeds from offering					$ 8,500	$ 40,000	$ 9,600	$ 17,000						$ 1,583,000			$ 17,200		$ 309,400
Warrant description								Each share of common stock was sold together in a fixed combination with a warrant to purchase 0.75 shares of common stock for $0.70, and each pre-funded warrant was sold together in a fixed combination with a warrant to purchase 0.75 shares of common stock for $0.699. The pre-funded warrants are exercisable immediately, do not expire and have an exercise price of $0.001 per share. The warrants are exercisable immediately, expire five years from the date of issuance, have an exercise price of $2.80 per share and are subject to anti-dilution and other adjustments for certain stock splits, stock dividends, or recapitalizations. The warrants also provide that if during the period of time between the date that is the earlier of (i) 30 days after issuance and (ii) if the common stock trades an aggregate of more than 35,000,000 shares after the pricing of the offering, and ending 15 months after issuance, the weighted-average price of common stock immediately prior to the exercise date is lower than the then-applicable exercise price per share, each Common Warrant may be exercised, at the option of the holder, on a cashless basis for one share of Common Stock. After deducting the underwriting discounts and commissions and other offering expenses, the net proceeds from the offering were approximately $15.5 million.
Number of common stock values										$ 13,683	$ 8,550		$ 9,628				9,628	$ 24,471
Gross proceeds from common stock															$ 28,115	$ 10,621	$ 15,496	$ 24,471
Lincoln Park Capital Fund, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock purchased												11,242,048
Gross proceeds from common stock												$ 5,100
Proceeds from netted legal fees												$ 50,000
ATM Program [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds from offering						1,531,000
Proceeds from commission						$ 52,000
Amended and Restated Certificate of Incorporation [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value			$ 0.001							$ 0.001
Pre-Funded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price			$ 0.70							$ 0.70
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock shares issued																	32,500	17,869,662
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock shares issued										18,463,448	30,666,665		10,000,000				10,000,000	13,150,000
Number of common stock values										$ 19	$ 31		$ 10				$ 10	$ 13
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock								17,142,000
Warrants exercise price												$ 281.25		$ 281.25	$ 281.25		$ 281.25	$ 281.25	$ 281.25
Common stock, authorized																				170,000,000
Maximum [Member] | Amended and Restated Certificate of Incorporation [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized			300,000,000							300,000,000
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price												$ 0		$ 0	$ 0.30		$ 0	$ 0	$ 0
Common stock, authorized																				95,000,000
Minimum [Member] | Amended and Restated Certificate of Incorporation [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized			170,000,000							170,000,000
Securities Purchase Agreements [Member] | Pre-Funded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value			$ 0.001							$ 0.001
Share price per share			$ 0.7911							$ 0.7911
Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Agreement description		Over the 36-month term of the Purchase Agreement, the Company has the right, but not the obligation, from time to time, to sell to Lincoln Park up to an aggregate amount of $20,000,000 of shares of common stock, in its sole discretion and subject to certain conditions, including that the closing price of its common stock is not below $0.10 per share, to direct Lincoln Park to purchase up to 1,000,000 shares (the “Regular Purchase Share Limit”) of its Common Stock (each such purchase, a “Regular Purchase”). Lincoln Park’s maximum obligation under any single Regular Purchase will not exceed $1,000,000, unless the parties mutually agree to increase the maximum amount of such Regular Purchase. The purchase price for shares of Common Stock to be purchased by Lincoln Park under a Regular Purchase will be the equal to the lower of (in each case, subject to the adjustments described in the Purchase Agreement): (i) the lowest sale price for the Company’s common stock on the applicable purchase date, and (ii) the arithmetic average of the three lowest sale prices for the Company’s common stock during the ten trading days prior to the purchase date.
Number of common stock shares issued		1,084,266
Number of common stock values		$ 600
ATM [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock shares sold				886,048
Proceeds from sale of common shares				$ 700
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock shares sold					30,666,665		10,000,000		2,500,000
Share price per share					$ 0.30				$ 4.00
Pre-funded warrants to purchase common shares								10,650,000
Common stock, authorized															300,000,000
Proceeds from sale of common shares					$ 9,200		$ 10,500		$ 9,000
Net proceeds from offering															$ 3,800
Number of common stock shares issued	26,666,666
IPO [Member] | Pre-Funded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Pre-funded warrants to purchase common shares			7,671,937							7,671,937
IPO [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock															10,754,932
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Pre-funded warrants to purchase common shares			7,671,937							7,671,937
Number of warrants to purchase common stock															10,754,932
IPO [Member] | Securities Purchase Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock shares sold			17,577,400
Common stock, par value			$ 0.001							$ 0.001
Share price per share			$ 0.7921							$ 0.7921
Pre-funded warrants to purchase common shares			7,671,937							7,671,937
Ownership percentage			9.99%							9.99%
IPO [Member] | Securities Purchase Agreements [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock			11,244,135							11,244,135
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock			14,005,202		15,333,332					14,005,202
Warrants exercise price					$ 0.35
Warrant term					5 years
Private Placement [Member] | Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock			14,005,202							14,005,202
Warrants exercise price			$ 0.70							$ 0.70